RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of fund management fee and reporting fee

	2022
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee
Series 47	$64,226	$1,000	$63,226
Series 48	38,508	1,700	36,808
Series 49	336,441	48,995	287,446

	$439,175	$51,695	$387,480

	2021
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee
Series 47	$122,624	$10,938	$111,686
Series 48	60,393	7,563	52,830
Series 49	493,632	38,418	455,214

	$676,649	$56,919	$619,730

Schedule of fund management fees paid

The fund management fees paid by the Fund for the years ended March 31, 2022 and 2021 are as follows:

	2022	2021
Series 47	$2,635,987	$526,986
Series 48	676,000	205,000
Series 49	4,505,994	122,450

	$7,817,981	$854,436

Schedule of general administrative and professional fees

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2022 and 2021, charged to each series’ operations are as follows:

	2022	2021
Series 47	$—	$14,103
Series 48	—	13,357
Series 49	—	15,265

	$—	$42,725